Fixed asset investments (Details)	12 Months Ended
Sep. 30, 2020 GBP (£)
Disclosure of joint ventures [line items]
Balance at the end	£ 25,000
Cost
Disclosure of joint ventures [line items]
Additions	25,000
Balance at the end	£ 25,000